Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization [Abstract]
Nature of Operations [Text Block]
Organization

Symbion, Inc. (the “Company”), through its wholly owned subsidiaries, owns interests in partnerships and limited liability companies that own and operate a national network of short stay surgical facilities in joint ownership with physicians and physician groups, hospitals and hospital systems. As of June 30, 2011, the Company owned and operated 54 surgical facilities, including 49 ambulatory surgery centers, four surgical hospitals, and one general acute care hospital with a surgical and obstetrics focus. The Company also managed eight additional ambulatory surgery centers and one physician network. The Company owns a majority ownership interest in 29 of the 54 surgical facilities and consolidates 49 of these surgical facilities for financial reporting purposes.

On August 23, 2007, the Company was acquired by an investment group led by an affiliate of Crestview Partners, L.P. (“Crestview”). As a result of this merger (the “Merger”), the Company no longer has publicly traded equity securities. The Company is a wholly owned subsidiary of Symbion Holdings Corporation (“Holdings”), which is owned by an investor group that includes affiliates of Crestview, members of the Company's management and other investors.

Organization
Symbion, Inc. (the “Company”), through its wholly owned subsidiaries, owns interests in partnerships and limited liability companies that own and operate a national network of short stay surgical facilities in joint ownership with physicians and physician groups, hospitals and hospital systems.  As of December 31, 2010, the Company owned and operated 54 surgical facilities, including 49 ambulatory surgery centers and four surgical hospitals, and one general acute care hospital with a surgical and obstetrics focus. The Company also managed eight additional ambulatory surgery centers and one physician network.  The Company owns a majority ownership interest in 29 of the 54 surgical facilities and consolidates 49 of these surgical facilities for financial reporting purposes.
On August 23, 2007, the Company was acquired by an investment group led by an affiliate of Crestview Partners, L.P. (“Crestview”).  As a result of this merger (the “Merger”), the Company no longer has publicly traded equity securities.  The Company is a wholly owned subsidiary of Symbion Holdings Corporation (“Holdings”), which is owned by an investor group that includes affiliates of Crestview, members of the Company’s management and other investors.